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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22483

COPELAND TRUST

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington Street, Suite 1650, Conshohocken, PA 19428

  (Address of principal executive offices)             (Zip code)

Corporate Filing Solutions LLC, 1400 Peoples Plaza, Suite 104, Newark, DE 19702

(Name and address of agent for service)

Registrant's telephone number, including area code:  (484) 530-4300

Date of fiscal year end:  November 30

Date of reporting period:  7/1/12 - 6/30/13

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

 COPELAND TRUST

By (Signature and Title)* /s/ Eric C. Brown
Eric C. Brown, President and Principal Executive Officer

Date: August 15, 2013

* Print the name and title of each signing officer under his or her signature.

Registrant: Copeland Trust - Copeland Risk Managed Dividend Growth Fund
Investment Company Act file number: 811-22483
Reporting Period: July 1, 2012 through June 30, 2013
Item 1
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Casey's General Stores, Inc.	CASY	147528103	Annual; 09-14-12		A vote for election of the following nominees - Kenneth H. Haynie; William C. Kimball; Richard A. Wilkey	MGMT	Y	FOR	FOR
2	Casey's General Stores, Inc.	CASY	147528103	Annual; 09-14-12		To ratify the appointment of KPMG LLP as the independent auditors of the company for the fiscal year ending April 30, 2013	MGMT	Y	FOR	FOR
3	Casey's General Stores, Inc.	CASY	147528103	Annual; 09-14-12		To approve, on an advisory basis, the compensation of our named executive officers	MGMT	Y	FOR	FOR
4	Parker-Hannifin Corporation	PH	701094104	Annual; 10/24/12

A vote for election of the following nominees - Robert G. Bohn; Linda S. Harty; William E. Kassling; Robert J. Kohlhepp; Klaus-Peter Muller; Candy M. Obourn; JosephM. Scaminace; Wolfgang R. Schmitt; Ake Svensson; James L. Wainscott; Donald E. Washkewicz

							MGMT	Y	FOR	FOR
5	Parker-Hannifin Corporation	PH	701094104	Annual; 10/24/12		Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending June 30, 2013	MGMT	Y	FOR	FOR
6	Parker-Hannifin Corporation	PH	701094104	Annual; 10/24/12		Approval of, on a non-binding, advisory basis, the compensation of our named executive officers	MGMT	Y	FOR	FOR
7	Parker-Hannifin Corporation	PH	701094104	Annual; 10/24/12		Approval of the amended and restated Parker-Hannifin Corporation 2009 Omnibus stock incentive plan	MGMT	Y	FOR	FOR
8	Parker-Hannifin Corporation	PH	701094104	Annual; 10/24/12		Shareholder proposal to amend our code of regulations to separate the roles of chairman of the board and chief executive officer	SHAREHOLDER	Y	AGAINST	FOR
9	Cardinal Health, Inc.	CAH	189754104	Annual; 11/02/12

A vote for election of the following nominees - Colleen F. Arnold; George S. Barrett; Glenn A. Britt; Carrie S. Cox; Calvin Darden; Bruce L. Downey; John F. Finn; Clayton M. Jones; Gregory B. Kenny;David P. King; Richard C. Notebaert; Jean G. Spaulding, MD

							MGMT	Y	FOR	FOR
10	Cardinal Health, Inc.	CAH	189754104	Annual; 11/02/12		Proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2013	MGMT	Y	FOR	FOR
11	Cardinal Health, Inc.	CAH	189754104	Annual; 11/02/12		Proposal to approve, on a non-binding advisory basis, the compensation of our named executive officers	MGMT	Y	FOR	FOR
12	Cardinal Health, Inc.	CAH	189754104	Annual; 11/02/12		Shareholder proposal, if properly presented, regarding executives retaining significant stock	SHAREHOLDER	Y	AGAINST	FOR
13	Coach, Inc.	COH	189754104	Annual; 11/07/12		A vote for election of the following nominees - Lew Frankfort; Susan Kropf; Gary Loveman; Ivan Menezes; Irene Miller; Michael Murphy; Stephanie Tilenius; Jide Zeitlin	MGMT	Y	FOR	FOR
14	Coach, Inc.	COH	189754104	Annual; 11/07/12		To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal year 2013	MGMT	Y	FOR	FOR
15	Coach, Inc.	COH	189754104	Annual; 11/07/12		To approve, on a non-binding advisory basis, the company's executive compensation	MGMT	Y	FOR	FOR
16	Brinker International, Inc.	EAT	109641100	Annual; 11/08/12		A vote for election of the following nominees - Douglas H. Brooks; Joseph M. Depinto; Michael J. Dixon; Harriet Edelman; Jon L. Luther; John W. Mims; George R. Mrkonic; Rosendo G. Parra;	MGMT	Y	FOR	FOR
17	Brinker International, Inc.	EAT	109641100	Annual; 11/08/12		The ratification of the appointment of KPMG LLP as our independed auditors for the fiscal 2013 year	MGMT	Y	FOR	FOR
18	Brinker International, Inc.	EAT	109641100	Annual; 11/08/12		To approve, by non-binding vote, executive compensation	MGMT	Y	FOR	FOR
19	Microsoft Corporation	MSFT	594918104	Annual; 11/28/12

A vote for election of the following nominees - Steven A. Ballmer; Dina Dublon; William H. Gates III; Maria M. Klawe; Stephen J. Luczo; David F. Marquardt; Charles H. Noski; Helmut Panke; John W. Thompson

							MGMT	Y	FOR	FOR
20	Microsoft Corporation	MSFT	594918104	Annual; 11/28/12		Advisory vote on named executive office compensation ( the Board recommends a vote for this proposal)	MGMT	Y	FOR	FOR
21	Microsoft Corporation	MSFT	594918104	Annual; 11/28/12		Approval of employee stock purchase plan (the Board recommends a vote for this proposal)	MGMT	Y	FOR	FOR
22	Microsoft Corporation	MSFT	594918104	Annual; 11/28/12		Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2013 (the Board recommends a vote for this proposal)	MGMT	Y	FOR	FOR
23	Microsoft Corporation	MSFT	594918104	Annual; 11/28/12		Shareholder Proposal - adopt cumulative voting (the Board recommends a vote against this proposal)	SHAREHOLDER	Y	AGAINST	FOR
24	Factset Research Systems Inc.	FDS	303075105	Annual; 12/18/12		A vote for election of the following nominees - Scott A. Billeadeau; Philip A. Hadley; Joseph R. Zimmel	MGMT	Y	FOR	FOR
25	Factset Research Systems Inc.	FDS	303075105	Annual; 12/18/12		To ratify the appointment of the accounting firm of PricewaterhouseCoopers LLP as Factsets independent registered public accounting firm for the fiscal year ending August 31, 2013	MGMT	Y	FOR	FOR
26	Factset Research Systems Inc.	FDS	303075105	Annual; 12/18/12		To approve, by non-binding vote, the compensation of the company's named executive officers	MGMT	Y	FOR	FOR
27	Monsanto Company	MON	61166W101	Annual; 01/31/13		A vote for election of the following nominees - David L. Chicoine, PH.D.; Arthur H. Harper; Gwendolyn S. King; Jon R. Moeller	MGMT	Y	FOR	FOR
28	Monsanto Company	MON	61166W101	Annual; 01/31/13		Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2013	MGMT	Y	FOR	FOR
29	Monsanto Company	MON	61166W101	Annual; 01/31/13		Advisory, (non-binding) vote to approve executive compensation	MGMT	Y	FOR	FOR
30	Monsanto Company	MON	61166W101	Annual; 01/31/13		Approval of amendment to the amended and restated certification of incorporation of the company to declassify the board	MGMT	Y	FOR	FOR
31	Monsanto Company	MON	61166W101	Annual; 01/31/13		Shareowner proposal requesting a report on certain matters related to GMO products	SHAREHOLDER	Y	AGAINST	FOR
32	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Acceptance, in a non-binding vote, of the financial statements for the twelve month period ended August 31, 2012 as presented	MGMT	Y	FOR	FOR
33	Accenture PLC	ACN	G1151C101	Annual; 02/06/13	Re-app`	Re-appointment of the directors - William L. Kimsey; Robert I. Lipp; Pierre Nanterme; Gilles C. Pelisson; Wulf Von Schimmelmann	MGMT	Y	FOR	FOR
34	Accenture PLC	ACN	G1151C101	Annual; 02/06/13

Ratification, in a non-binding vote, of appointment of KPMG as independent registered public accounting firm for the 2013 fiscal year and authorization, ina  binding vote, of the board, acting through the audit committee, to determine KPMG's remuneration

							MGMT	Y	FOR	FOR
35	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Approval, in a non-binding vote, of the compensation of the named executive officers	MGMT	Y	FOR	FOR
36	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Approval of an amendment to the Accenture PLC 2010 share incentive plan	MGMT	Y	FOR	FOR
37	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Authorization to hold the 2014 annual general meeting of shareholders of Accenture PLC at a location outside of Ireland	MGMT	Y	FOR	FOR
38	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Authorization of Accenture to make open-market purchases of Accenture PLC Class A ordinary shares	MGMT	Y	FOR	FOR
39	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Determination of the price range at which Accenture PLC can re-issue shares that it acquires as treasury stock	MGMT	Y	FOR	FOR
40	Accenture PLC	ACN	G1151C101	Annual; 02/06/13		Shareholder proposal: report on lobbying practices	SHAREHOLDER	Y	AGAINST	FOR
41	Nordson Corporation	NDSN	655663102	Annual; 02/26/13		A vote for election of the following nominees - Lee C. Banks; Randolph W. Carson; Michael F. Hilton; Victor L. Richey, Jr.	MGMT	Y	FOR	FOR
42	Nordson Corporation	NDSN	655663102	Annual; 02/26/13		Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending October 31, 2013	MGMT	Y	FOR	FOR
43	Nordson Corporation	NDSN	655663102	Annual; 02/26/13		Advisory vote to approve named executive officer compensation	MGMT	Y	FOR	FOR
44	Nordson Corporation	NDSN	655663102	Annual; 02/26/13		To approve the Nordson Corporation 2012 stock incentive and award plan	MGMT	Y	FOR	FOR
45	Amerisourcebergen Corporation	ABC	03073E105	Annual; 02/28/13		A vote for election of the following nominees - Steven H. Collis; Douglas R. Conant; Richard W. Gochnauer; Richard C. Gozon; Edward E. Hagenlocker; Kathleen W. Hyle; Michael J. Long; Henry W. McGee	MGMT	Y	FOR	FOR
46	Amerisourcebergen Corporation	ABC	03073E105	Annual; 02/28/13		Ratification of appointment of independent registered public accounting firm	MGMT	Y	FOR	FOR
47	Amerisourcebergen Corporation	ABC	03073E105	Annual; 02/28/13		Advisory vote to approve named executive officer compensation	MGMT	Y	FOR	FOR
48	Qualcomm Incorporated	QCOM	747525103	Annual; 03/05/13

A vote for election of the following nominees - Barbara T. Alexander; Donald G. Cruickshank; Raymond V. Dittamore; Susan Hockfield; Thomas W. Horton; Paul E. Jacobs; Sherry Lansing; Duane A. Nelles; Francisco Ros; Brent Scowcroft; Marc I. Stern

							MGMT	Y	FOR	FOR
49	Qualcomm Incorporated	QCOM	747525103	Annual; 03/05/13		To approve the 2006 long-term incentive plan, as amended, which includes an increase in the share reserve by 90,000,000 shares	MGMT	Y	FOR	FOR
50	Qualcomm Incorporated	QCOM	747525103	Annual; 03/05/13		To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 29, 2013	MGMT	Y	FOR	FOR
51	Qualcomm Incorporated	QCOM	747525103	Annual; 03/05/13		Advisory approval of the company's executive compensation	MGMT	Y	FOR	FOR
52	Bank of the Ozarks, Inc.	OZRK	063904106	Annual; 04/15/13

A vote for election of the following nominees - George Gleason; Jean Arehart; Nicholas Brown; Richard Cisne; Robert East; Linda Gleason; Peter Kenny; Henry Mariani; Robert Proost; R.L. Qualls; John Reynolds; Dan Thomas; S. West-Scantlebury

							MGMT	Y	FOR	FOR
53	Bank of the Ozarks, Inc.	OZRK	063904106	Annual; 04/15/13

To approve an amendment to the Bank of the Ozarks, Inc. 2009 restricted stock plan which would increase the number of shares of the company's common stock authorized for issuance thereunder from 400,000 to 800,000 shares

							MGMT	Y	FOR	FOR
54	Bank of the Ozarks, Inc.	OZRK	063904106	Annual; 04/15/13		To approve the amendment and restatement of the Bank of the Ozarks, Inc. non-employee director stock option plan	MGMT	Y	FOR	FOR
55	Bank of the Ozarks, Inc.	OZRK	063904106	Annual; 04/15/13		To ratify the audit committee's selection and appointment of the accounting firm of Crowe Horwath LLP as independent auditors for the year ending December 31, 2013	MGMT	Y	FOR	FOR
56	Bank of the Ozarks, Inc.	OZRK	063904106	Annual; 04/15/13		To approve, by an advisory non-binding vote, the company's executive compensation as disclosed in the proxy statement	MGMT	Y	FOR	FOR
57	T. Rowe Price Group, Inc.	TROW	74144T108	Annual; 04/23/13

To vote for election of the following nominees - Edward C. Bernard; James T. Brady; Mary K. Bush; Donald B. Hebb, Jr.; Dr. Freeman A. Hrabowski, III; James A.C. Kennedy; Robert F. Maclellan; Brian C. Rogers; Dr. Alfred Sommer; Dwight S. Taylor; Anne Marie Whittemore

							MGMT	Y	FOR	FOR
58	T. Rowe Price Group, Inc.	TROW	74144T108	Annual; 04/23/13		To approve, by a non-binding advisory vote, the compensation paid by the company to its named executive officers	MGMT	Y	FOR	FOR
59	T. Rowe Price Group, Inc.	TROW	74144T108	Annual; 04/23/13		To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2013	MGMT	Y	FOR	FOR
60	Ameriprise Financial, Inc.	AMP	03076C106	Annual; 04/24/13

To vote for election of the following nominees - James M. Cracchiolo; Lon R. Greenberg; Warren D. Knowlton; W. Walker Lewis; Siri S. Marshall; Jeffrey Noddle; H. Jay Sarles; Robert F. Sharpe, Jr.; William H. Turner

							MGMT	Y	FOR	FOR
61	Ameriprise Financial, Inc.	AMP	03076C106	Annual; 04/24/13		To approve a nonbinding advisory resolution approving the compensation of the named executive officers	MGMT	Y	FOR	FOR
62	Ameriprise Financial, Inc.	AMP	03076C106	Annual; 04/24/13		To ratify the audit committee's selection of PricewaterhouseCoopers LLP as independent registered public accountants for 2013	MGMT	Y	FOR	FOR
63	Ameriprise Financial, Inc.	AMP	03076C106	Annual; 04/24/13		A shareholder proposal relating to supermajority voting rights	SHAREHOLDER	Y	AGAINST	FOR
64	W.W. Grainger, Inc.	GWW	384802104	Annual; 04/24/13

A vote for election of the following nominees - Brian P. Anderson; V. Ann Hailey; William K. Hall; Stuart L. Levenick; John W. McCarter, Jr.; Neil S. Novich; Michael J. Roberts; Gary L. Rogers; James T. Ryan, E. Scott Santi; James D. Slavik

							MGMT	Y	FOR	FOR
65	W.W. Grainger, Inc.	GWW	384802104	Annual; 04/24/13		Proposal to ratify the appointment of Ernst & Young LLP as independent auditor for the year ending December 31, 2013	MGMT	Y	FOR	FOR
66	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13

A vote for election of the following nominees - Nolan D. Archibald; Rosalind G. Brewer; David B. Burritt; James O. Ellis, Jr.; Thomas J. Falk; Marillyn A. Hewson; Gwendolyn S. King; James M. Loy; Douglas H. McCorkindale; Joseph W. Ralston; Anne Stevens; Robert J. Stevens

							MGMT	Y	FOR	FOR
67	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13		Ratification of appointment of Ernst & Young LLP as independent auditors for 2013	MGMT	Y	FOR	FOR
68	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13		Advisory vote to approve the compensation of our named executive officers ("say-on-pay")	MGMT	Y	FOR	FOR
69	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13		Stockholder action by written consent	SHAREHOLDER	Y	AGAINST	FOR
70	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13		Adopt a policy that requires the board chairman to be an independent director	SHAREHOLDER	Y	AGAINST	FOR
71	Lockheed Martin Corporation	LMT	539830109	Annual; 04/25/13		Report on corporate lobbying expenditures	SHAREHOLDER	Y	AGAINST	FOR
72	Newmarket Corporation	NEU	651587107	Annual; 04-25-13		A vote for election of the following nominees - Phyllis L. Cothran; Mark M. Gambill; Bruce C. Gottwald; Thomas E. Gottwald; Patrick D. Hanley; James E. Rogers; Charles B. Walker	MGMT	Y	FOR	FOR
73	Newmarket Corporation	NEU	651587107	Annual; 04-25-13		Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the corporation for the fiscal year ending December 31, 2013	MGMT	Y	FOR	FOR
74	Newmarket Corporation	NEU	651587107	Annual; 04-25-13		Approval, on an adivosry basis, of the compensation of the named executive officers of newmarket corporation	MGMT	Y	FOR	FOR
75	Polaris Industries Inc.	PII	731068102	Annual; 04-25-13		A vote for election of the following nominees - Brian C. Cornell; Bernd F. Kessler; Scott W. Wine	MGMT	Y	FOR	FOR
76	Polaris Industries Inc.	PII	731068102	Annual; 04-25-13		Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for 2013	MGMT	Y	FOR	FOR
77	Polaris Industries Inc.	PII	731068102	Annual; 04-25-13		Advisory vote to aprove the compensation of our named executive officers	MGMT	Y	FOR	FOR
78	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		A vote for election of the following nominees - R.J. Alpern; R.S. Austin; S.E. Blount; W.J. Farrell; E.M. Liddy; N. McKinstry; P.N. Novakovic; W.A. Osborn; S.C. Scott III; G.F. Tilton; M.D. White	MGMT	Y	FOR	FOR
79	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Ratification of Deloitte & Touche LLP as auditors	MGMT	Y	FOR	FOR
80	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Say on pay - an advisory vote to approve executive compensation	MGMT	Y	FOR	FOR
81	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - genetically modified ingredients	SHAREHOLDER	Y	AGAINST	FOR
82	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - lobbying disclosure	SHAREHOLDER	Y	AGAINST	FOR
83	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - independent board chair	SHAREHOLDER	Y	AGAINST	FOR
84	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - equity retention and hedging	SHAREHOLDER	Y	AGAINST	FOR
85	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - incentive compensation	SHAREHOLDER	Y	AGAINST	FOR
86	Abbott Laboratories	ABT	002824100	Annual; 04-26-13		Shareholder proposal - accelerated vesting of awards upon change in control	SHAREHOLDER	Y	AGAINST	FOR
87	Stryker Corporation	SYK	863667101	Annual; 04-30-13

A vote for election of the following nominees - Howard E. Cox, Jr.; Srikant M. Datar, PH.D.; Roch Doliveux, DVM; Louise L. Francesconi; Allan C. Golston; Howard L. Lance; Kevin A. Lobo; William U. Parfet; Ronda E. Stryker

							MGMT	Y	FOR	FOR
88	Stryker Corporation	SYK	863667101	Annual; 04-30-13		Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013	MGMT	Y	FOR	FOR
89	Stryker Corporation	SYK	863667101	Annual; 04-30-13		Approval, in an advisory vote, of the company's named executive officer compensation	MGMT	Y	FOR	FOR
90	Digital Realty Trust, Inc.	DLR	253868103	Annual; 05-01-13

A vote for election of the following nominees - Dennis E. Singleton; Michael F. Foust; Laurence A. Chapman; Kathleen Earley; Ruann F. Ernst, PH.D.; Kevin J. Kennedy; William G. Laperch; Robert H. Zerbst

							MGMT	Y	FOR	FOR
91	Digital Realty Trust, Inc.	DLR	253868103	Annual; 05-01-13		Ratifying the selection of KPMG LLP as the company's independent registered public accounting firm for the year ending December 31, 2013	MGMT	Y	FOR	FOR
92	Digital Realty Trust, Inc.	DLR	253868103	Annual; 05-01-13		The approval, on a non-binding, advisory basis, of the compensation of the company's named executive officers	MGMT	Y	FOR	FOR
93	Church & Dwight Co., Inc.	CHD	171340102	Annual; 05-02-13		A vote for election of the following nominees - Bradley C. Irwin; Penry W. Price; Arthur B. Winkleblack	MGMT	Y	FOR	FOR
94	Church & Dwight Co., Inc.	CHD	171340102	Annual; 05-02-13		Approval of the Church & Dwight Co., Inc. amended and restated omnibus equity compensation plan	MGMT	Y	FOR	FOR
95	Church & Dwight Co., Inc.	CHD	171340102	Annual; 05-02-13		Advisory vote to approve compensation of our named executive officers	MGMT	Y	FOR	FOR
96	Church & Dwight Co., Inc.	CHD	171340102	Annual; 05-02-13		Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2013	MGMT	Y	FOR	FOR
97	Ecolab Inc.	ECL	278865100	Annual; 05-02-13

A vote for election of the following nominees - Douglas M. Baker, Jr.; Barbara J. Beck; Leslie S. Biller; Stephen I. Chazen; Jerry A. Grundhofer; Arthur J. Higgins; Joel W. Johnson; Michael Larson; Jerry W. Levin; Robert L. Lumpkins; Victoria J. Reich; Mary M. Vandeweghe; John J. Zillmer

							MGMT	Y	FOR	FOR
98	Ecolab Inc.	ECL	278865100	Annual; 05-02-13		Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the current year ending December 31, 2013	MGMT	Y	FOR	FOR
99	Ecolab Inc.	ECL	278865100	Annual; 05-02-13		Approve amendments to the Ecolab Inc. 2010 stock incentive plan	MGMT	Y	FOR	FOR
100	Ecolab Inc.	ECL	278865100	Annual; 05-02-13		Advisory vote to approve the compensation of executives disclosed in the proxy statement	MGMT	Y	FOR	FOR
101	Ecolab Inc.	ECL	278865100	Annual; 05-02-13		Stockholder proposal requesting executives to retain significant stock	SHAREHOLDER	Y	AGAINST	FOR
102	Ecolab Inc.	ECL	278865100	Annual; 05-02-13		Stockholder proposal regarding congruency between corporate values and political contributions	SHAREHOLDER	Y	AGAINST	FOR
103	Wisconsin Energy Corporation	WEC	976657106	Annual; 05-02-13

A vote for election of the following nominees - John F. Bergstrom; Barbara L. Bowles; Patricia W. Chadwick; Curt S. Culver; Thomas J. Fischer; Gale E. Klappa; Henry W. Knueppel; Ulice Payne, Jr.; Mary Ellen Stanek

							MGMT	Y	FOR	FOR
104	Wisconsin Energy Corporation	WEC	976657106	Annual; 05-02-13		Ratification of Deloitte & Touche LLP as independent auditors for 2013	MGMT	Y	FOR	FOR
105	Wisconsin Energy Corporation	WEC	976657106	Annual; 05-02-13		Advisory vote to approve compensation of the named executive officers	MGMT	Y	FOR	FOR
106	Occidental Petroleum Corporation	OXY	674599105	Annual; 05-03-13

A vote for election of the following nominees - Spencer Abraham; Howard T. Atkins; Stephen I. Chazen; Edward P. Djerejian; John E. Feick; Margaret M. Foran; Carlos M. Gutierrez; Ray R. Irani; Avedick B. Poladian; Aziz D. Syriani

							MGMT	Y	FOR	FOR
107	Occidental Petroleum Corporation	OXY	674599105	Annual; 05-03-13		Advisory vote approving executive compensation	MGMT	Y	FOR	FOR
108	Occidental Petroleum Corporation	OXY	674599105	Annual; 05-03-13		Ratification of selection of KPMG LLP as independent auditors	MGMT	Y	FOR	FOR
109	Occidental Petroleum Corporation	OXY	674599105	Annual; 05-03-13		Stockholder right to act by written consent	SHAREHOLDER	Y	AGAINST	FOR
110	Albemarle Corporation	ALB	012653101	Annual; 05-07-13

A vote for election of the following nominees - William H. Hernandez; Luther C. Kissam IV; Joseph M. Mahady; Jim W. Nokes; James J. O'Brien; Barry W. Perry; John Sherman Jr.; Harriet Tee Taggart; Anne Marie Whittemore

							MGMT	Y	FOR	FOR
111	Albemarle Corporation	ALB	012653101	Annual; 05-07-13		Approve the 2013 stock compensation and deferral election plan for non-employee directors of Albemarle Corporation	MGMT	Y	FOR	FOR
112	Albemarle Corporation	ALB	012653101	Annual; 05-07-13		Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013	MGMT	Y	FOR	FOR
113	Albemarle Corporation	ALB	012653101	Annual; 05-07-13		Approve the non-binding advisory resolution approving the compensation of our named executive officers	MGMT	Y	FOR	FOR
114	Baxter International Inc	BAX	071813109	Annual; 05-07-13		A vote for election of the following nominees - Thomas F. Chen; Blake E. Devitt; John D. Forsyth; Gail D. Fosler; Carole J. Shapazian	MGMT	Y	FOR	FOR
115	Baxter International Inc	BAX	071813109	Annual; 05-07-13		Ratification of independent registered public accounting firm	MGMT	Y	FOR	FOR
116	Baxter International Inc	BAX	071813109	Annual; 05-07-13		Approval of named executive officer compensation	MGMT	Y	FOR	FOR
117	Baxter International Inc	BAX	071813109	Annual; 05-07-13		Amendment of article sixth of the amended and restated certificate of incorporation eliminating the classified structure of the board of directors	MGMT	Y	FOR	FOR
118	Baxter International Inc	BAX	071813109	Annual; 05-07-13		Amendment of the amended and restrated certificate of incorporation granting holders of at least 25% of outstanding commonstock the right to call a special meeting of shareholders	MGMT	Y	FOR	FOR
119	Enbridge Inc.	ENB	29250N105	Annual; 05-08-13

A vote for election of the following nominees - David A. Arledge; James J. Blanchard; J. Lorne Braithwaite; J. Herb England; Charles W. Fischer; V.M. Kempston Darkes; David A. Leslie; Al Monaco; George K. Petty; Charles E. Shultz; Dan C. Tutcher; Catherine L. Williams

							MGMT	Y	FOR	FOR
120	Enbridge Inc.	ENB	29250N105	Annual; 05-08-13		Appoint PricewaterhouseCoopers LLP as auditors	MGMT	Y	FOR	FOR
121	Enbridge Inc.	ENB	29250N105	Annual; 05-08-13		Vote on our approach to executive compensation. While this vote is non-binding, it gives shareholders an opportunity to provide important input to our board	MGMT	Y	FOR	FOR
122	NV Energy, Inc.	NVE	67073Y106	Annual; 05-08-13

A vote for election of the following nominees - Joseph B. Anderson, Jr.; Glenn C. Christenson; Susan F. Clark; Stephen E. Frank; Brian J. Kennedy; Maureen T. Mullarkey; John F. O'Reilly; Philip G. Satre; Donald D. Snyder; Michael W. Yackira

							MGMT	Y	FOR	FOR
123	NV Energy, Inc.	NVE	67073Y106	Annual; 05-08-13		To approve our executive compensation on an advisory basis	MGMT	Y	FOR	FOR
124	NV Energy, Inc.	NVE	67073Y106	Annual; 05-08-13		To approve our 2013 long-term incentive plan	MGMT	Y	FOR	FOR
125	NV Energy, Inc.	NVE	67073Y106	Annual; 05-08-13		To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2013	MGMT	Y	FOR	FOR
126	Philip Morris International Inc.	PM	718172109	Annual; 05-08-13

A vote for election of the following nominees - Harold Brown; Mathis Cabiallavetta; Andre Calantzopoulos; Louis C. Camilleri; J. Dudley Fishburn; Jennifer Li; Graham Mackay; Sergio Marchionne; Kalpana Morparia; Lucio A. Noto; Robert B. Polet; Carlos Slim Helu; Stephen M. Wolf

							MGMT	Y	FOR	FOR
127	Philip Morris International Inc.	PM	718172109	Annual; 05-08-13		Ratification of the selection of independent auditors	MGMT	Y	FOR	FOR
128	Philip Morris International Inc.	PM	718172109	Annual; 05-08-13		Advisory resolution approving executive compensation	MGMT	Y	FOR	FOR
129	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13

A vote for election of the following nominees - C. David Brown II; David W. Dorman; Anne M. Finucane; Kristen Gibney Williams; Larry J. Merlo; Jean-Pierre Millon; Richard J. Swift; William C. Weldon; Tony L. White

							MGMT	Y	FOR	FOR
130	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Proposal to ratify independent public accounting firm for 2013	MGMT	Y	FOR	FOR
131	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Say on pay - an advisory vote on the approval of executive compensation	MGMT	Y	FOR	FOR
132	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Amend the company's 2007 employee stock purchase plan to add shares to the plan	MGMT	Y	FOR	FOR
133	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Amend the company's charter to reduce voting thresholds in the fair price provision	MGMT	Y	FOR	FOR
134	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Stockholder proposal regarding political contributions and expenditures	SHAREHOLDER	Y	AGAINST	FOR
135	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Stockholder proposal regarding policy on accelerated vesting of equity awards upon a change in control	SHAREHOLDER	Y	AGAINST	FOR
136	CVS Caremark Corporation	CVS	126650100	Annual; 05-09-13		Stockholder proposal regarding lobbying expenditures	SHAREHOLDER	Y	AGAINST	FOR
137	Conocophillips	COP	20825C104	Annual; 05-14-13

A vote for election of the following nominees - Richard L. Armitage; Richard H. Auchinleck; James E. Copeland, Jr.; Jody L. Freeman; Gay Huey Evans; Ryan M. Lance; Mohd H. Marican; Robert A. Niblock; Harald J. Norvik; William E. Wade, Jr.

							MGMT	Y	FOR	FOR
138	Conocophillips	COP	20825C104	Annual; 05-14-13		To ratify appointment of Ernst & Young LLP as Conocophillips' independent registered public accounting firm for 2013.	MGMT	Y	FOR	FOR
139	Conocophillips	COP	20825C104	Annual; 05-14-13		Advisory approval of executive compensation	MGMT	Y	FOR	FOR
140	Conocophillips	COP	20825C104	Annual; 05-14-13		Report on grassroots lobbying expenditures	SHAREHOLDER	Y	AGAINST	FOR
141	Conocophillips	COP	20825C104	Annual; 05-14-13		Greenhouse gas reduction targets	SHAREHOLDER	Y	AGAINST	FOR
142	Conocophillips	COP	20825C104	Annual; 05-14-13		Gender identity non-discrimination	SHAREHOLDER	Y	AGAINST	FOR
143	Cummins Inc.	CMI	231021106	Annual; 05-14-13

A vote for election of the following nominees - N. Thomas Linebarger; William I. Miller; Alexis M. Herman; Georgia R. Nelson; Carl Ware; Robert K. Herdman; Robert J. Bernhard; Dr. Franklin R. Chang Diaz; Stephen B. Dobbs

							MGMT	Y	FOR	FOR
144	Cummins Inc.	CMI	231021106	Annual; 05-14-13		Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement	MGMT	Y	FOR	FOR
145	Cummins Inc.	CMI	231021106	Annual; 05-14-13		Proposal to ratify the appointment of PricewaterhouseCoopers LLP as auditors for 2013	MGMT	Y	FOR	FOR
146	Cummins Inc.	CMI	231021106	Annual; 05-14-13		Shareholder proposal regarding independent board chair	SHAREHOLDER	Y	AGAINST	FOR
147	Union Pacific Corporation	UNP	907818108	Annual; 05-16-13

A vote for election of the following nominees - A.H. Card, Jr.; E.B. Davis, Jr.; T.J. Donohue; A.W. Dunham; J.R. Hope; J.J. Koraleski; C.C. Krulak; M.R. McCarthy; M.W. McConnell; T.F. McLarty III; S.R. Rogel; J.H. Villarreal; J.R. Young

							MGMT	Y	FOR	FOR
148	Union Pacific Corporation	UNP	907818108	Annual; 05-16-13		Ratification of the appointment of Deloitte & Touche as the independent registered public accounting firm	MGMT	Y	FOR	FOR
149	Union Pacific Corporation	UNP	907818108	Annual; 05-16-13		An advisory vote on executive compensation ("Say on Pay")	MGMT	Y	FOR	FOR
150	Union Pacific Corporation	UNP	907818108	Annual; 05-16-13		Adopt the Union Pacific Corporation 2013 stock incentive plan	MGMT	Y	FOR	FOR
151	Union Pacific Corporation	UNP	907818108	Annual; 05-16-13		Shareholder proposal regarding lobbying activities if properly presented at the annual meeting	SHAREHOLDER	Y	AGAINST	FOR
152	The Williams Companies, Inc.	WMB	969457100	Annual; 05-16-13

A vote for election of the following nominees - Alan S. Armstrong; Joseph R. Cleveland; Kathleen B. Cooper; John A. Hagg; Juanita H. Hinshaw; Ralph Izzo; Frank T. Macinnis; Steven W. Nance; Murray D. Smith; Janice D. Stoney; Laura A. Sugg

							MGMT	Y	FOR	FOR
153	The Williams Companies, Inc.	WMB	969457100	Annual; 05-16-13		Ratification of Ernst & Young LLP as auditors for 2013	MGMT	Y	FOR	FOR
154	The Williams Companies, Inc.	WMB	969457100	Annual; 05-16-13		Approval, by nonbinding advisory vote, of the company's executive compensation	MGMT	Y	FOR	FOR
155	Oneok, Inc.	OKE	682680103	Annual; 05-22-13

A vote for election of the following nominees - James C. Day; Julie H. Edwards; William L. Ford; John W. Gibson; Bert H. Mackie; Steven J. Malcolm; Jim W. Mogg; Pattye L. Moore; Gary D. Parker; Eduardo A. Rodriguez

							MGMT	Y	FOR	FOR
156	Oneok, Inc.	OKE	682680103	Annual; 05-22-13		Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc.	MGMT	Y	FOR	FOR
157	Oneok, Inc.	OKE	682680103	Annual; 05-22-13		A proposal to approve the material terms of the performance goals for our equity compensation plan	MGMT	Y	FOR	FOR
158	Oneok, Inc.	OKE	682680103	Annual; 05-22-13		An advisory vote to approve the company's executive compensation	MGMT	Y	FOR	FOR
159	Oneok, Inc.	OKE	682680103	Annual; 05-22-13		A shareholder proposal regarding publication of a report on methane emissions	SHAREHOLDER	Y	AGAINST	FOR
160	Amtrust Financial Services, Inc.	AFSI	032359309	Annual; 05-23-13		A vote for election of the following nominees - Donald T. Decarlo; Susan C. Fisch; Abraham Gulkowitz; George Karfunkel; Michael Karfunkel; Jay J. Miller; Barry D. Zyskind	MGMT	Y	FOR	FOR
161	Amtrust Financial Services, Inc.	AFSI	032359309	Annual; 05-23-13		Ratification of appointment of BDO USA, LLP as independent auditor for the year ended December 31, 2013	MGMT	Y	FOR	FOR
162	Amtrust Financial Services, Inc.	AFSI	032359309	Annual; 05-23-13		Approval of the amendment to the amended and restated certificate of incorporation to increase the number of authorized shares	MGMT	Y	FOR	FOR
163	Chevron Corporation	CVX	166764100	Annual; 05-29-13		A vote for election of the following nominees - L.F. Deily; R.E. Denham; A.P. Gast; E. Hernandez; G.L. Kirkland; C.W. Moorman; K.W. Sharer; J.G. Stumpf; R.D. Sugar; C. Ware; J.S. Watson	MGMT	Y	FOR	FOR
164	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Ratification of appointment of independent registered public accounting firm	MGMT	Y	FOR	FOR
165	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Advisory vote to approve named executive officer compensation	MGMT	Y	FOR	FOR
166	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Approval of amendments to long-term incentive plan	MGMT	Y	FOR	FOR
167	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Shale energy operations	SHAREHOLDER	Y	AGAINST	FOR
168	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Offshore oil wells	SHAREHOLDER	Y	AGAINST	FOR
169	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Climate risk	SHAREHOLDER	Y	AGAINST	FOR
170	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Lobbying disclosure	SHAREHOLDER	Y	AGAINST	FOR
171	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Cessation of use of corporate funds for political purposes	SHAREHOLDER	Y	AGAINST	FOR
172	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Cumulative voting	SHAREHOLDER	Y	AGAINST	FOR
173	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Special meetings	SHAREHOLDER	Y	AGAINST	FOR
174	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Independent director with environmental expertise	SHAREHOLDER	Y	AGAINST	FOR
175	Chevron Corporation	CVX	166764100	Annual; 05-29-13		Country selection guidelines	SHAREHOLDER	Y	AGAINST	FOR
176	Omega Healthcare Investors, Inc.	OHI	681936100	Annual; 06-06-13		A vote for election of the following nominees - Edward Lowenthal; Stephen D. Plavin	MGMT	Y	FOR	FOR
177	Omega Healthcare Investors, Inc.	OHI	681936100	Annual; 06-06-13		Ratification of independent auditors Ernst & Young LLP	MGMT	Y	FOR	FOR
178	Omega Healthcare Investors, Inc.	OHI	681936100	Annual; 06-06-13		Advisory vote to approve executive compensation	MGMT	Y	FOR	FOR
179	Omega Healthcare Investors, Inc.	OHI	681936100	Annual; 06-06-13		Approval of 2013 stock incentive plan	MGMT	Y	FOR	FOR
180	The TJX Companies, Inc.	TJX	872540109	Annual; 06-11-13

A vote for election of the following nominees - Zein Abdalla; Jose B. Alvarez; Alan M. Bennett; Bernard Cammarata; David T. Ching; Michael F. Hines; Amy B. Lane; Dawn G. Lepore; Carol Meyrowitz; John F. O'Brien; Willow B. Shire

							MGMT	Y	FOR	FOR
181	The TJX Companies, Inc.	TJX	872540109	Annual; 06-11-13		Ratification of appointment of independent registered public accounting firm for fiscal 2014	MGMT	Y	FOR	FOR
182	The TJX Companies, Inc.	TJX	872540109	Annual; 06-11-13		Approval of stock incentive plan amendments and material terms of performance goals under the plan	MGMT	Y	FOR	FOR
183	The TJX Companies, Inc.	TJX	872540109	Annual; 06-11-13		Say on Pay: Advisory approval of TJX's executive compensation	MGMT	Y	FOR	FOR

Registrant: Copeland Trust - Copeland International Risk Managed Dividend Growth Fund
Investment Company Act file number: 811-22483
Reporting Period: July 1, 2012 through June 30, 2013
Item 1
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To receive and adopt the audited accounts	MGMT	Y	FOR	FOR
2	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To approve the Director's remuneration report	MGMT	Y	FOR	FOR
3	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To declare a final dividend	MGMT	Y	FOR	FOR
4	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13

A vote for re-election of Directors - Ian Barlow; Olivier Bohuon; The Rt. Hon Baroness Bottomley of Nettlestone DL; Julie Brown; Sir John Buchanan; Richard De Schutter; Michael Friedman; Dr. Pamela Kirby; Brian Larcombe; Joseph Papa; Ajay Piramal

						MGMT	Y	FOR	FOR
5	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To re-appoint the auditors	MGMT	Y	FOR	FOR
6	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To authorise the Directors to determine the remuneration of the auditors	MGMT	Y	FOR	FOR
7	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To renew the Directors' authority to allot shares	MGMT	Y	FOR	FOR
8	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To renew the Directors' authority for the disapplication of pre-emption rights	MGMT	Y	FOR	FOR
9	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To renew the Directors' limited authority to make market purchases of the Company's own shares	MGMT	Y	FOR	FOR
10	Smith & Nephew PLC	SNN	83175M205	Annual; 04-11-13	To authorise general meetings to be held on 14 clear days' notice	MGMT	Y	FOR	FOR
11	Canadian Natural Resources Limited	CNQ	136385101	Annual; 05-02-13

A vote for election of the following nominees - Catherine M. Best; N. Murray Edwards; Timothy W. Faithfull; Honourable Gary A. Filmon; Christopher L. Fong; Ambassador Gordon D. Giffin; Wilfred A. Gobert; Steve W. Laut; Keith A.J. Macphail; Honourable Frank J. McKenna; Eldon R. Smith; David A. Tuer

						MGMT	Y	FOR	FOR
12	Canadian Natural Resources Limited	CNQ	136385101	Annual; 05-02-13

The appointment of PricewaterhouseCoopers LLP, chartered accountants, Calgary, Alberta, as auditors of the corporation for the ensuing year and the authorization of the audit committee of the board of directors of the corporation to fix their remuneration

						MGMT	Y	FOR	FOR
13	Canadian Natural Resources Limited	CNQ	136385101	Annual; 05-02-13

An ordinary resolution approving all unallocated stock options pursuant to the amended, compiled and restated employee stock option plan of the corporation as set forth in the accompanying information circular

						MGMT	Y	FOR	FOR
14	Canadian Natural Resources Limited	CNQ	136385101	Annual; 05-02-13	On an advisory basis, accepting the corporation's approach to executive compensation as described in the information circular	MGMT	Y	FOR	FOR
15	Sanofi	SNY	80105N105	Annual; 05-03-13	Approval of the individual Company financial statements for the year ended December 31, 2012	MGMT	Y	FOR	FOR
16	Sanofi	SNY	80105N105	Annual; 05-03-13	Approval of the consolidated financial statements for the year ended December 31, 2012	MGMT	Y	FOR	FOR
17	Sanofi	SNY	80105N105	Annual; 05-03-13	Appropriation of profits, declaration of dividend	MGMT	Y	FOR	FOR
18	Sanofi	SNY	80105N105	Annual; 05-03-13	Appointment of a Director (Fabienne Lecorvaisier)	MGMT	Y	FOR	FOR
19	Sanofi	SNY	80105N105	Annual; 05-03-13	Authorization to the Board of Directors to carry out transactions in shares issued by the Company	MGMT	Y	FOR	FOR
20	Sanofi	SNY	80105N105	Annual; 05-03-13

Delegation to the Board of Directors of authority to decide the issuance, with preemptive rights maintained, of shares and/or securities giving access to the Company's capital and/or securities giving entitlement to the allotment of debt instruments

						MGMT	Y	FOR	FOR
21	Sanofi	SNY	80105N105	Annual; 05-03-13

Delegation to the Board of Directors of authority to decide the issuance, with preemptive right being cancelled, of shares and/or securities giving access to the Company's capital and/or securities giving entitlement to the allotment of debt instruments by public offering

						MGMT	Y	FOR	FOR
22	Sanofi	SNY	80105N105	Annual; 05-03-13

Possibility of issuing, without preemptive right, shares or securities giving access to the Company's capital as consideration for assets transferred to the Company as a capital contribution in kind in the form of shares or securities giving access to the capital of another company

						MGMT	Y	FOR	FOR
23	Sanofi	SNY	80105N105	Annual; 05-03-13	Delegation to the Board of Directors of authority to increase the number of shares to be issued in the event of a capital increase with or without preemptive rights	MGMT	Y	FOR	FOR
24	Sanofi	SNY	80105N105	Annual; 05-03-13	Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by incorporation of share premium, reserves, profits or other items	MGMT	Y	FOR	FOR
25	Sanofi	SNY	80105N105	Annual; 05-03-13

Delegation to the Board of Directors of authority to decide the issuance of shares or securities giving access to the Company's capital reserved for members of savings plans, with waiver of preemptive right in their favor

						MGMT	Y	FOR	FOR
26	Sanofi	SNY	80105N105	Annual; 05-03-13

Delegation to the Board of Directors of authority to allot, without preemptive right, existing or new restricted shares in full or parial substitution for the discount to a capital increase reserved for salaried employees

						MGMT	Y	FOR	FOR
27	Sanofi	SNY	80105N105	Annual; 05-03-13	Delegation to the Board of Directors of authority to grant, without preemptive right, options to subscribe for or purchase shares	MGMT	Y	FOR	FOR
28	Sanofi	SNY	80105N105	Annual; 05-03-13	Authorization to the Board of Directors to reduce the share capital by cancellation of treasury shares	MGMT	Y	FOR	FOR
29	Sanofi	SNY	80105N105	Annual; 05-03-13	Powers for formalities	MGMT	Y	FOR	FOR